Note 3 - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Advances for Vessel Under Construction [Text Block]

3.  Advances for Vessels under Construction

Advances for vessels under construction as of June 30, 2026 mainly represent progress payments according to the agreements entered into with the shipyards since June 2024 for the construction of twelve eco-design fuel efficient intermediate containerships, as well as capitalized interest and legal and other costs related to the construction. See Note 8 for the outstanding commitments to the shipyards. The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

Costs
Balance, January 1, 2026	35,890,936
Advances for vessels under construction, capitalized interest and other costs	37,991,234
Balance, June 30, 2026	73,882,170